Fair Value Measurements - Fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements
Impairment charge	¥ 0	¥ 0
Non-recurring
Fair Value Measurements
Liabilities fair value	0	0
Assets fair value	0	0
Quoted Price in Active Market for Identical Assets (Level 1) | Recurring
Fair Value Measurements
Assets fair value		11,925
Quoted Price in Active Market for Identical Assets (Level 1) | Recurring | Marketable equity securities
Fair Value Measurements
Assets fair value		11,925
Significant Other Observable Inputs (Level 2) | Recurring
Fair Value Measurements
Assets fair value	3,001,951	795,849
Significant Other Observable Inputs (Level 2) | Recurring | Trading debt securities
Fair Value Measurements
Assets fair value	3,001,951	¥ 795,849
Unobservable Inputs (Level 3) | Recurring
Fair Value Measurements
Assets fair value	1,388,916
Unobservable Inputs (Level 3) | Recurring | Other non-current assets
Fair Value Measurements
Assets fair value	¥ 1,388,916